Combined Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement of Comprehensive Income [Abstract]
Net loss	$ (139,478)	$ (57,852)
Other comprehensive loss, net of tax
Foreign currency translation loss	(5,419)	(416)
Total comprehensive loss	$ (144,897)	$ (58,268)